Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Investments – Available-for-sale, at fair value:
Fixed maturities (amortized cost: $20,209.9 and $16,287.1)		$ 20,201.7	$ 16,243.8
Equity securities:
Nonredeemable preferred stocks (cost: $698.6 and $734.2)		803.8	853.5
Common equities (cost: $1,499.0 and $1,437.5)		3,399.8	2,812.4
Short-term investments (amortized cost: $2,869.4 and $3,572.9)		2,869.4	3,572.9
Total investments		27,274.7	23,482.6
Cash		265.0	211.5
Restricted Cash		10.3	14.9
Total Cash, Cash Equivalents, and Restricted Cash		275.3	226.4
Accrued investment income		119.7	103.9
Premiums receivable, net of allowance for doubtful accounts of $210.9 and $186.8		5,422.5	4,509.2
Reinsurance recoverables, including $103.3 and $83.8 on paid losses and loss adjustment expenses		2,273.4	1,884.8
Prepaid reinsurance premiums		203.3	170.5
Deferred acquisition costs		780.5	651.2
Property and equipment, net of accumulated depreciation of $940.6 and $845.8		1,119.6	1,177.1
Goodwill		452.7	449.4
Intangible assets, net of accumulated amortization of $175.7 and $109.5		366.6	432.8
Other assets		412.9	339.6
Total assets		38,701.2	33,427.5
Liabilities
Unearned premiums		8,903.5	7,468.3
Loss and loss adjustment expense reserves		13,086.9	11,368.0
Net deferred income taxes		135.0	111.3
Dividends payable		655.1	395.4
Accounts payable, accrued expenses, and other liabilities	[1]	2,825.9	2,495.5
Debt	[2]	3,306.3	3,148.2
Total liabilities		28,912.7	24,986.7
Redeemable noncontrolling interest (NCI)	[3]	503.7	483.7
Shareholders’ Equity
Common shares, $1.00 par value (authorized 900.0; issued 797.5 including treasury shares of 215.8 and 217.6)		581.7	579.9
Paid-in capital		1,389.2	1,303.4
Retained earnings		6,031.7	5,140.4
Accumulated other comprehensive income:
Net unrealized gains (losses) on securities		1,295.0	939.6
Net unrealized losses on forecasted transactions		(14.8)	(9.4)
Foreign currency translation adjustment		0.0	(1.1)
Accumulated other comprehensive (income) loss attributable to NCI		2.0	4.3
Total accumulated other comprehensive income attributable to Progressive		1,282.2	933.4
Total shareholders’ equity		9,284.8	7,957.1
Total liabilities, redeemable NCI, and shareholders’ equity		$ 38,701.2	$ 33,427.5

[1]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.
[2]	Consists of both short-term and long-term debt. See Note 4 – Debt for further discussion.
[3]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.